BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Information regarding the Company's operations by segment
The following table presents certain information regarding the Company’s continuing operations by segment:

	Revenues, net of interest expense (1)			Provision (benefits) for income taxes			Income (loss) from continuing operations (2)			Identifiable assets
In millions of dollars, except identifiable assets in billions	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013
Global Consumer Banking	$36,017	$36,305	$37,124	$3,414	$3,361	$3,429	$6,819	$6,576	$7,447	$406	$413
Institutional Clients Group	33,052	33,322	30,588	4,070	4,174	2,411	9,534	9,425	7,833	1,257	1,263
Corporate/Other	301	322	349	(344)	(216)	(1,020)	(5,375)	(514)	(922)	50	50
Total Citicorp	$69,370	$69,949	$68,061	$7,140	$7,319	$4,820	$10,978	$15,487	$14,358	$1,713	$1,726
Citi Holdings	7,849	6,775	1,469	57	(1,133)	(4,423)	(3,474)	(1,871)	(6,590)	129	154
Total	$77,219	$76,724	$69,530	$7,197	$6,186	$397	$7,504	$13,616	$7,768	$1,842	$1,880

(1)
Includes Citicorp (excluding Corporate/Other) total revenues, net of interest expense, in North America of $32.0 billion, $31.2 billion and $30.0 billion; in EMEA of $10.7 billion, $11.2 billion and $11.2 billion; in Latin America of $12.7 billion, $13.3 billion and $12.7 billion; and in Asia of $13.7 billion, $13.9 billion and $13.8 billion in 2014, 2013, and 2012, respectively.

(2)
Includes pretax provisions (credits) for credit losses and for benefits and claims in GCB of $5.8 billion, $6.6 billion and $5.9 billion; in ICG of $57 million, $78 million and $276 million; and in Citi Holdings of $1.6 billion, $1.9 billion and $5.1 billion in 2014, 2013, and 2012, respectively.